Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
WHIRLPOOL CORPORATION AND SUBSIDIARIES
Years Ended December 31, 2020, 2019 and 2018
(Millions of dollars)

COL. A	COL. B	COL. C	COL. D	COL. E
Description	Balance at Beginning of Period	Charged to Cost and and Expenses	Deductions(1)	Balance at End of Period
Allowance for doubtful accounts
Year Ended December 31, 2020:	$132	$42	$(42)	$132
Year Ended December 31, 2019:	136	16	(20)	132
Year Ended December 31, 2018:	157	54	(75)	136
Deferred tax valuation allowance (2)
Year Ended December 31, 2020:	$192	$12	$10	$214
Year Ended December 31, 2019:	348	(150)	(6)	192
Year Ended December 31, 2018:	178	75	95	348
(1)With respect to allowance for doubtful accounts, the amounts represent accounts charged off, net of translation adjustments and transfers. In 2018 the amount also includes an adjustment for Embraco compressor business, for additional information refer to Note 17 to the Consolidated Financial Statements. Recoveries were nominal for 2020, 2019 and 2018.
(2)For additional information about our deferred tax valuation allowances, refer to Note 15 to the Consolidated Financial Statements.